Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Equity Awards. Neither the Board nor the Committee takes material non-public information into account when determining the timing or terms of equity award grants and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation. The Company did not grant awards of stock options to any NEO at any point during fiscal year 2025, including within four (4) business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a Current Report on Form 8-K that discloses material non-public information, and ending one (1) business day after the filing or furnishing of any such report.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the Board nor the Committee takes material non-public information into account when determining the timing or terms of equity award grants and we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false